CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Accounts receivable, allowance for doubtful accounts	$ 204,580	$ 47,595
Temporary equity:
Preferred stock, par value Series A	$ 0.001	$ 0.001
Preferred stock, designated shares Series A	850,500	850,500
Preferred stock, issued shares Series A	0	850,395
Preferred stock, outstanding shares Series A	0	850,395
Preferred stock, par value Series D	$ 0.001	$ 0.001
Preferred stock, designated shares Series D	3,700,000	3,700,000
Preferred stock, issued shares Series D	0	1,176,750
Preferred stock, outstanding shares Series D	0	1,176,750
liquidation value, Series D	1,176,750	1,176,750
Preferred stock, par value Series E	$ 0.001	$ 0.001
Preferred stock, designated shares Series E	2,000,000	2,000,000
Preferred stock, issued shares Series E	0	1,700,000
Preferred stock, outstanding shares Series E	0	1,700,000
liquidation value, Series E	1,700,000	1,700,000
Stockholders' Equity:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized shares	20,000,000	20,000,000
Preferred stock, par value Series C	$ 0.001	$ 0.001
Preferred stock, designated shares Series C	11,411,400	11,411,400
Preferred stock, issued shares Series C	0	11,307,450
Preferred stock, outstanding shares Series C	0	11,307,450
liquidation value, Series C	$ 11,307	$ 11,307
Preferred stock, par value Series B	$ 0.001	$ 0.001
Preferred stock, designated shares Series B	368,421	368,421
Preferred stock, issued shares Series B	0	368,411
Preferred stock, outstanding shares Series B	0	368,411
Commont Stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	60,000,000	60,000,000
Common stock, issued shares	55,243,719	11,837,930
Common stock, outstanding shares	55,043,719	11,837,930